Other Income (Expenses) - Schedule of Other Income (Expenses) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Other Income [Abstract]
Foreign exchange gains/ (losses)	$ (138,223)	$ 156,937	$ 118,508
Miscellaneous income		16	1,859
Total	$ (138,223)	$ 156,953	$ 120,367